Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
22	Condensed financial information of the parent company
Basis of presentation
For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323,
 Investments—Equity Method and Joint Ventures
. Such investments are presented on the condensed balance sheets as “Long-term investments” and the subsidiaries’ and VIE’s losses as “Share of losses of subsidiaries and VIE” on the condensed statements of comprehensive loss.
The subsidiaries did not pay any dividends to the Company for the periods presented.
The Company does not have significant commitments or long-term obligations as of the period end other than those presented.
The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.

Condensed Balance Sheets

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	238,236	114,489	16,445
Due from the entities within the Group	7,030	7,198	1,034
Prepayments and other current assets	4,245	2,528	364

Total current assets	249,511	124,215	17,843

Non-current assets:
Long-term investments	590,752	668,049	95,959
Intangible assets, net	93	62	9

Total non-current assets	590,845	668,111	95,968

Total assets	840,356	792,326	113,811

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities and other current liabilities	11,542	1,439	207
Due to the entities within the Group	710	44,918	6,452

Total current liabilities	12,252	46,357	6,659

Non-current liabilities:
Deferred revenue - non-current	10,265	8,150	1,171
Convertible notes	216,179	230,031	33,042

Total non-current liabilities	226,444	238,181	34,213

Total liabilities	238,696	284,538	40,872

Shareholders’ equity
Class A common shares (par value of US$0.0001 per share as of December 31, 2018 and 2019; 4,920,000,000 shares authorized as of December 31, 2018 and 2019, 59,547,823 shares and 60,106,037 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	37	37	5
Class B common shares (par value of US$0.0001 per share as of December 31, 2018 and 2019; 30,000,000 shares authorized as of December 31, 2018 and 2019, 17,000,189 shares and 17,000,189 shares issued and outstanding as of December 31, 2018 and 2019)	11	11	2
Treasury shares (46,303 and 81,930 class A common shares as of December 31, 2018 and 2019, respectively)	(3,165)	(1,999)	(287)
Additional paid-in capital	944,500	956,735	137,426
Accumulated deficit	(348,123)	(453,359)	(65,121)
Accumulated other comprehensive income	8,400	6,363	914
Total shareholders’ equity	601,660	507,788	72,939

Total liabilities and shareholders’ equity	840,356	792,326	113,811

Condensed Statements of Comprehensive Loss

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of Revenues	—	—	—	—

Gross profit	—	—	—	—

Operating expenses
Research and development	—	—	—	—
Sales and marketing	—	—	—	—
General and administrative	(10,076)	(11,941)	(14,389)	(2,067)
Share of losses of subsidiaries and VIE	(79,916)	(72,750)	(93,328)	(13,404)

Total operating expenses	(89,992)	(84.691)	(107,717)	(15,471)

Loss from operations	(89,992)	(84,691)	(107,717)	(15,471)

Foreign exchange loss, net	(339)	(186)	—	—
Interest income	18	3,013	2,754	396
Interest expense	—	(6,599)	(10,178)	(1,462)
Other income	22	964	5,300	761
Change in fair value of derivative liability	—	21,302	—	—

Loss before income taxes	(90,291)	(66,197)	(109,841)	(15,776)
Income tax expenses	—	—	—	—

Net Loss	(90,291)	(66,197)	(109,841)	(15,776)

Accretion of contingently redeemable convertible preferred shares	(26,391)	(24,094)	—	—

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net loss attributable to common share holders	(116,682)	(90,291)	(109,841)	(15,776)

Other comprehensive income (loss)
Foreign currency translation adjustments	(7,563)	11,688	(2,037)	(293)

Total other comprehensive income (loss), net of tax	(7,563)	11,688	(2,037)	(293)

Comprehensive loss	(97,854)	(54,509)	(111,878)	(16,069)

Condensed Statements of Cash Flows

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash (used in)/ provided by operating activities	(744)	16,052	15,273	2,194
Net cash used in investing activities	(157,412)	(535,995)	(95,412)	(13,705)
Net cash provided by/ (used in) from financing activities	217,446	614,884	(33,845)	(4,862)
Effect of exchange rate changes	(7,695)	24,866	(9,763)	(1,403)

Net increase/ (decrease) in cash and cash equivalents	51,595	119,807	(123,747)	(17,776)

Cash and cash equivalents at the beginning of year	66,834	118,429	238,236	34,221

Cash and cash equivalents at the end of year	118,429	238,236	114,489	16,445